Note 10 - Credit Facilities and Long-Term Debt (Details) - Long term debt, net of current maturities consists of: (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012
Loan A [Member]
Debt Instrument [Line Items]
Interest Rate	1.34%	1.32%
Loan B [Member]
Debt Instrument [Line Items]
Interest Rate	1.42%	1.39%
Loan C [Member]
Debt Instrument [Line Items]
Interest Rate	1.12%	1.11%
Loan E [Member]
Debt Instrument [Line Items]
Interest Rate	1.22%	1.19%
Loan F [Member]
Debt Instrument [Line Items]
Interest Rate	1.02%	0.99%